Reinsurance Reinsurance - Schedule of Reinsurance Recoverable by Reinsurer (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	$ 3,227.5	$ 3,260.1
John Hancock
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	2,169.7	2,106.0
Sun Life
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	497.0	579.9
Talcott Resolution
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	497.7	509.1
Other reinsurers
Reinsurance Retention Policy [Line Items]
Reinsurance recoverables	$ 63.1	$ 65.1